Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Future Lease Payments

The following table presents the future lease payments due under the Company’s ground leases as of December 31, 2024 ($ in thousands):

Year	Operating Leases
2025	$714
2026	714
2027	714
2028	714
2029	714
Thereafter	24,351
Total undiscounted future lease payments	27,921
Difference between undiscounted cash flows and discounted cash flows	(15,593)
Total lease liability	$12,328

Summary of Fixed and Variable Components of Operating Leases

The following table summarizes the fixed and variable components of the Company’s operating leases ($ in thousands):

	For the Year Ended December 31,
	2024	2023	2022
Fixed lease payments	$1,498,556	$1,540,130	$1,376,577
Variable lease payments	150,735	155,787	144,078
Rental revenue	$1,649,291	$1,695,917	$1,520,655

Schedule of Undiscounted Future Minimum Rents Income Receivables

The following table presents the undiscounted future minimum rents the Company expects to receive for its industrial, office, and other properties as of December 31, 2024 ($ in thousands). Leases at the Company’s multifamily and certain other properties, including single-family and self-storage properties, are short term, generally 12 months or less, and are therefore not included.

Year	Future Minimum Rents
2025	$268,710
2026	243,312
2027	214,445
2028	176,798
2029	151,733
Thereafter	357,324
Total	$1,412,322